Significant Accounting Policies - Schedule of Fair Value of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.70%	1.78%
Expected term (in years)	4 years 2 months 19 days	4 years 2 months 5 days
Volatility	78.00%	79.00%